Leases (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Future Minimum Lease Commitments
Future minimum lease commitments at June 30, 2020 were as follows (in thousands):

Year ending December 31,	Operating Leases	Finance Leases
2020 (excluding the six months ended June 30, 2020)	$371	$1,033
2021	752	2,097
2022	592	2,149
2023	373	2,203
2024	27	2,258
After 2024	--	10,658
Total lease payments	2,115	20,398
Less imputed interest	(178)	(4,127)
Total	$1,937	$16,271

Future minimum lease commitments at December 31, 2019 were as follows (in thousands):

	Operating Leases	Finance Leases
2020	$710	$2,046
2021	715	2,097
2022	564	2,149
2023	368	2,203
2024	28	2,258
After 2024	--	10,658
Total minimum lease payments	2,385	21,411
Less imputed interest	(230)	(4,546)
Net present value of minimum lease payments	2,155	16,865
Less current portion	(602)	(1,224)
Long-term lease obligations at December 31, 2019	$1,553	$15,641

Components of Lease Expense
The components of lease expense were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Operating lease cost	$182	$147	$360	$294
Short-term lease cost (1)	30	42	57	84
Finance lease cost
Amortization of right-of-use assets	305	305	610	610
Interest on lease liabilities	208	222	419	447
Total finance lease cost	513	527	1,029	1,057
Total lease costs	$725	$716	$1,446	$1,435
(1)  Leases that have terms of 12 months or less

The components of lease expense were as follows (in thousands):

Year Ended December 31,2019
Operating lease cost	$597
Short-term lease cost (1)	147
Finance lease cost
Amortization of finance lease assets	1,221
Interest on finance lease liabilities	881
Total finance lease cost	2,102
Total lease costs	$2,846
(1)	Leases that have terms of 12 months or less.

Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases was as follows (in thousands):

	Six Months Ended June 30,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Cash flows from operating activities - operating leases	$375	$279
Cash flows from operating activities - finance leases	1,012	987
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	300	245

Supplemental cash flow information related to leases was as follows (in thousands):

Year Ended December 31,2019
Cash paid for amounts included in the measurement of lease liabilities:
Cash flows from operating activities - operating leases	$604
Cash flows from operating activities - finance leases	$1,995
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$488